UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06303

Nuveen Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Quality Income Municipal Fund, Inc. (NQU)
	January 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 2.8% (1.8% of Total Investments)
	Jefferson County, Alabama, Sewer Revenue Capitol Improvement Warrants, Series 2001A:
$ 7,475	5.500%, 2/01/31 (Pre-refunded 2/01/11) – FGIC Insured	2/11 at 101.00	AAA	$ 7,897,487
6,340	5.500%, 2/01/31 (Pre-refunded 2/01/11) – FGIC Insured	2/11 at 101.00	AAA	6,659,473
6,970	5.500%, 2/01/31 (Pre-refunded 2/01/11) – FGIC Insured	2/11 at 101.00	AAA	7,363,944
20,785	Total Alabama			21,920,904
	Alaska – 1.8% (1.1% of Total Investments)
6,110	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA	6,300,082
	12/01/27 – FGIC Insured (UB)
11,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	7,427,750
	Series 2006A, 5.000%, 6/01/46
17,110	Total Alaska			13,727,832
	Arizona – 2.2% (1.4% of Total Investments)
5,350	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	A2	5,379,853
	Project, Series 2003A, 5.000%, 7/01/28 – NPFG Insured
1,000	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	AA–	1,120,080
	FGIC Insured
2,350	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,375,662
	2008A, 5.000%, 7/01/33
8,010	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	8,259,031
	Revenue Refunding Bonds, Series 2002A, 5.125%, 1/01/27
16,710	Total Arizona			17,134,626
	Arkansas – 1.0% (0.6% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer
	Research Center Project, Series 2006:
2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa3	632,800
19,800	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa3	2,769,624
4,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aa3	4,082,760
	5.000%, 11/01/34 – NPFG Insured
26,300	Total Arkansas			7,485,184
	California – 13.6% (8.7% of Total Investments)
12,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	2,192,250
	Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
1,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.750%,	5/12 at 101.00	Aaa	1,122,210
	5/01/17 (Pre-refunded 5/01/12)
6,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	5,639,940
	Health System/West, Series 2003A, 5.000%, 3/01/33
3,450	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	3,307,067
	Institutes, Series 2001, 5.250%, 10/01/34
1,360	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,236,294
	Health System, Series 2005A, 5.250%, 7/01/30
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,692,268
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
14,600	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A–	14,499,114
25,000	California, General Obligation Bonds, Series 2005, 4.750%, 3/01/35 – NPFG Insured	3/16 at 100.00	A	21,348,749
10,000	California, Various Purpose General Obligation Bonds, Series 1999, 4.750%, 4/01/29 –	4/10 at 100.00	A	9,161,900
	NPFG Insured
16,000	California, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A–	14,274,240
8,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	7/10 at 100.00	A	7,223,130
	1995A, 5.000%, 1/01/35 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
10,100	5.000%, 6/01/33	6/17 at 100.00	BBB	7,879,212
1,500	5.125%, 6/01/47	6/17 at 100.00	BBB	1,036,095
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B,	No Opt. Call	A	3,489,189
	6.500%, 11/01/39
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	AA–	2,228,830
	Tender Option Bond Trust 3504, 19.428%, 8/01/39 (IF)
30,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	A	3,675,900
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – NPFG Insured
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aa1	873,780
	2006C, 0.000%, 9/01/30 – NPFG Insured
1,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	1,085,760
	Bonds, Series 2005A-1, 5.500%, 6/01/45
1,955	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/14 at 100.00	BBB	1,792,852
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	4.750%, 6/01/25
155,195	Total California			105,758,780
	Colorado – 5.4% (3.5% of Total Investments)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AAA	998,000
	2005C, 5.250%, 3/01/40 – AGM Insured
10,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	A+	10,072,900
	5.625%, 11/15/23 – AMBAC Insured (Alternative Minimum Tax)
6,185	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	A	2,147,308
	9/01/26 – NPFG Insured
43,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	A	8,940,990
	9/01/33 – NPFG Insured
14,400	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	9/10 at 65.63	Aaa	9,418,896
	9/01/17 (Pre-refunded 9/01/10) – NPFG Insured
7,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%,	No Opt. Call	A	1,335,180
	9/01/34 – NPFG Insured
8,740	Larimer County School District R1, Poudre, Colorado, General Obligation Bonds, Series 2000,	12/10 at 100.00	Aa3 (4)	9,116,781
	5.125%, 12/15/19 (Pre-refunded 12/15/10) – FGIC Insured
90,325	Total Colorado			42,030,055
	Connecticut – 0.6% (0.4% of Total Investments)
4,395	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/17 (Pre-refunded	8/11 at 100.00	A– (4)	4,716,494
	8/15/11) – FGIC Insured
	Florida – 1.0% (0.6% of Total Investments)
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	2,490,375
	2010A-1, 5.375%, 10/01/41
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A1 (4)	5,293,150
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)
7,500	Total Florida			7,783,525
	Georgia – 0.7% (0.5% of Total Investments)
5,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AAA	5,489,050
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38
	Hawaii – 1.3% (0.8% of Total Investments)
10,000	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B,	7/10 at 101.00	A	10,274,800
	5.750%, 7/01/21 – FGIC Insured
	Illinois – 13.0% (8.4% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Revenues, Series 2001C:
1,000	5.500%, 12/01/18 (Pre-refunded 12/01/11) – AGM Insured	12/11 at 100.00	AAA	1,088,660
3,000	5.000%, 12/01/20 (Pre-refunded 12/01/11) – AGM Insured	12/11 at 100.00	AAA	3,238,590
2,000	5.000%, 12/01/21 (Pre-refunded 12/01/11) – AGM Insured	12/11 at 100.00	AAA	2,159,060
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
9,400	0.000%, 12/01/14 – FGIC Insured	No Opt. Call	AA–	8,174,052
4,400	0.000%, 12/01/15 – FGIC Insured	No Opt. Call	AA–	3,626,876
32,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/32 –	No Opt. Call	AA–	10,378,279
	FGIC Insured
	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A:
680	6.000%, 1/01/28 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	AA– (4)	703,562
4,320	6.000%, 1/01/28 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	AA– (4)	4,469,688
190	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.000%, 1/01/18 – AMBAC Insured	7/12 at 100.00	AA–	203,083
	Chicago, Illinois, General Obligation Bonds, Series 2002A:
70	5.000%, 1/01/18 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	Aa3 (4)	77,154
6,190	5.000%, 1/01/18 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	AA– (4)	6,822,618
5,045	Chicago, Illinois, General Obligation Refunding Bonds, Series 2000D, 5.750%, 1/01/30 –	7/10 at 100.50	AA–	5,116,589
	FGIC Insured
13,300	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998A, 5.125%, 1/01/35 – NPFG Insured	7/10 at 100.50	A	12,388,551
	(Alternative Minimum Tax)
	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational
	Advancement Foundation Fund, University Center Project, Series 2002:
3,000	6.625%, 5/01/17 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	3,411,390
1,800	6.000%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	2,021,778
1,050	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	A3	1,075,883
	Kankakee County, Series 2005B, 5.000%, 12/01/20 – AMBAC Insured
15,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006,	12/15 at 100.00	AAA	15,280,200
	5.000%, 12/01/42 (UB)
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008,	8/18 at 100.00	AAA	1,972,180
	5.250%, 8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	988,410
	5.500%, 2/01/40 – AMBAC Insured
4,000	Illinois Finance Authority, Revenue Bonds, MeMmorial Health System, Series 2009,	No Opt. Call	A+	3,947,040
	5.500%, 4/01/34
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	5,865,300
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
5,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.450%, 12/01/21 –	12/10 at 100.00	A+	5,170,000
	NPFG Insured
2,270	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	2,317,216
	Project, Series 2002A, 5.000%, 12/15/28 – NPFG Insured
940	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	N/R	779,232
	3/01/30 – RAAI Insured
123,325	Total Illinois			101,275,391
	Indiana – 1.7% (1.1% of Total Investments)
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+	1,974,620
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
3,240	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	A+	3,323,754
	Series 2002, 5.625%, 7/01/19 – AMBAC Insured
2,400	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A	2,135,256
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
6,015	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	2/10 at 100.00	AA–	6,014,759
	1998A, 4.625%, 8/15/28 – NPFG Insured
13,655	Total Indiana			13,448,389
	Iowa – 1.0% (0.7% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
4,000	5.375%, 6/01/38	6/15 at 100.00	BBB	2,955,360
7,000	5.625%, 6/01/46	6/15 at 100.00	BBB	5,194,350
11,000	Total Iowa			8,149,710
	Kansas – 0.8% (0.5% of Total Investments)
4,585	Johnson County Unified School District 232, Kansas, General Obligation Bonds, Series 2000,	9/10 at 100.00	Aa3 (4)	4,708,749
	4.750%, 9/01/19 (Pre-refunded 9/01/10) – AGM Insured
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A	1,778,315
	5.300%, 6/01/31 – NPFG Insured
6,335	Total Kansas			6,487,064
	Kentucky – 0.5% (0.3% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AAA	1,093,090
	Louisville Arena Authority, Inc., Series 2008A-1, 6.000%, 12/01/33 – AGC Insured
2,500	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 74, Series	2/12 at 100.00	AAA	2,736,300
	2002, 5.375%, 2/01/18 (Pre-refunded 2/01/12) – AGM Insured
3,500	Total Kentucky			3,829,390
	Louisiana – 3.7% (2.4% of Total Investments)
10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	No Opt. Call	AAA	11,200,900
	Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured (UB)
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	8,236,260
	Series 2007A, 5.500%, 5/15/47
5,500	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.000%,	7/12 at 100.00	A2 (4)	6,045,325
	7/01/32 (Pre-refunded 7/01/12) – AMBAC Insured
3,190	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	3,005,363
	Series 2001B, 5.875%, 5/15/39
27,690	Total Louisiana			28,487,848
	Massachusetts – 7.7% (4.9% of Total Investments)
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	457,780
	Series 2008E-1, 5.125%, 7/01/38
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	9,076,531
	Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB)
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,334,960
	University Issue, Series 2009, 5.750%, 7/01/39
6,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	6/10 at 101.00	BBB	5,652,960
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
12,500	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	7/10 at 100.00	A	12,157,000
	1997A, 5.000%, 1/01/37 – NPFG Insured
13,500	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	7/10 at 100.00	AA	13,276,305
	Series 1999A, 5.000%, 1/01/39 – AMBAC Insured
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate	2/10 at 101.00	AAA	430,725
	Series 1999A, 5.750%, 8/01/29
10,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2000A, 5.750%, 8/01/39	8/10 at 101.00	AA+ (4)	10,375,600
	(Pre-refunded 8/01/10) – FGIC Insured
5,730	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/10 at 100.00	A+ (4)	5,949,115
	2000-2, 5.250%, 11/01/20 (Pre-refunded 11/01/10) – AMBAC Insured
58,360	Total Massachusetts			59,710,976
	Michigan – 1.0% (0.7% of Total Investments)
3,790	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	4,014,292
	Series 2005, 5.000%, 6/01/20 – AGM Insured
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	2,818,902
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,337,554
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
7,990	Total Michigan			8,170,748
	Minnesota – 1.3% (0.8% of Total Investments)
	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Series 2000A:
1,930	6.000%, 10/01/20 (Pre-refunded 10/01/10)	10/10 at 100.00	A3 (4)	2,003,880
2,685	6.000%, 10/01/25 (Pre-refunded 10/01/10)	10/10 at 100.00	A3 (4)	2,787,782
3,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	AAA	5,141,562
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds,
	Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
8,270	Total Minnesota			9,933,224
	Mississippi – 0.6% (0.4% of Total Investments)
1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	1,925,925
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
2,500	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Forrest County General	1/11 at 101.00	Aa3 (4)	2,641,550
	Hospital, Series 2000, 5.500%, 1/01/27 (Pre-refunded 1/01/11) – AGM Insured
4,375	Total Mississippi			4,567,475
	Missouri – 1.6% (1.0% of Total Investments)
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	5,383,200
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
2,400	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,471,400
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/23 – AGM Insured
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	N/R	4,513,207
	Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured
32,750	Total Missouri			12,367,807
	Nevada – 7.2% (4.6% of Total Investments)
34,470	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.000%, 6/15/20	6/12 at 100.00	AA (4)	37,878,737
	(Pre-refunded 6/15/12) – NPFG Insured
14,515	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	14,182,752
	International Airport, Series 2010A, 5.250%, 7/01/42 (WI/DD, Settling 2/03/10)
6,845	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	No Opt. Call	Caa2	1,191,441
	Monorail Project, First Tier, Series 2000, 0.000%, 1/01/23 – AMBAC Insured
2,500	Reno, Nevada, Health Facilty Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.719%,	7/17 at 100.00	AA+	2,696,500
	7/01/31 – BHAC Insured (IF)
58,330	Total Nevada			55,949,430
	New Jersey – 5.1% (3.3% of Total Investments)
1,000	New Jersey Building Authority, State Building Revenue Bonds, Series 2002A, 5.000%, 12/15/21	12/12 at 100.00	AAA	1,118,390
	(Pre-refunded 12/15/12) – AGM Insured
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 37.38	BB+	1,175,200
	Care System, Series 2006A, 0.000%, 7/01/36
2,150	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	2,236,688
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
2,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B,	12/11 at 100.00	AA– (4)	2,229,667
	6.000%, 12/15/19 (Pre-refunded 12/15/11) – MBIA Insured
3,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,678,208
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AAA	5,071,200
20,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	AA–	4,078,200
20,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	AA–	3,825,200
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
1,965	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	2,129,687
1,000	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,122,330
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
9,420	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	11,158,273
1,850	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,161,133
92,610	Total New Jersey			39,984,176
	New Mexico – 0.8% (0.5% of Total Investments)
5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	AA– (4)	6,417,071
	Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)
	New York – 13.9% (8.9% of Total Investments)
275	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/10 at 100.00	A	275,561
	Series 1998, 5.000%, 7/01/28 – NPFG Insured
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A	2,299,410
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
20,000	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	20,751,799
	Asset-Backed Bonds, Series 2000, 6.125%, 7/15/30 (Pre-refunded 7/15/10)
1,320	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	1,203,378
	2/15/47 – NPFG Insured
1,130	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	1,217,089
	5.375%, 9/01/25 (Pre-refunded 9/01/11)
15,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2000A,	4/10 at 100.00	AA (4)	15,151,650
	6.000%, 4/01/30 (Pre-refunded 4/01/10) – FGIC Insured
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	13,351,800
	4.500%, 11/15/32 – AGM Insured (UB)
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2000B:
8,035	5.750%, 11/15/19 (Pre-refunded 5/15/10)	5/10 at 101.00	AAA	8,247,606
2,065	5.750%, 11/15/19 (Pre-refunded 5/15/10)	5/10 at 101.00	AAA	2,119,640
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
950	5.000%, 8/01/17	8/12 at 100.00	AA	993,567
6,540	5.750%, 8/01/18	8/12 at 100.00	AA	7,130,039
4,005	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.750%, 8/01/18	8/12 at 100.00	AA (4)	4,509,149
	(Pre-refunded 8/01/12)
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA	5,470,400
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Bonds, Series 2001C:
6,035	5.000%, 6/15/20	6/11 at 100.00	AAA	6,339,466
6,575	5.000%, 6/15/22	6/11 at 100.00	AAA	6,864,497
11,540	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	11/12 at 101.00	AAA	12,539,018
	Twenty-Eighth Series 2002, 5.000%, 11/01/20 – AGM Insured
104,320	Total New York			108,464,069
	North Carolina – 2.0% (1.3% of Total Investments)
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	3,870,600
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
665	North Carolina Medical Care Commission, Hospital Revenue Bonds, Pitt County Memorial Hospital,	12/10 at 100.00	A1	633,127
	Series 1998A, 4.750%, 12/01/28 – NPFG Insured
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	8,124,375
	1/01/19 – NPFG Insured
3,000	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas	1/18 at 100.00	AA–	2,999,940
	HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.000%, 1/15/47
15,165	Total North Carolina			15,628,042
	Ohio – 5.9% (3.8% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Series 2008, 5.250%, 2/15/43	2/18 at 100.00	A1	10,084,600
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
205	5.125%, 6/01/24	6/17 at 100.00	BBB	190,502
1,925	5.875%, 6/01/30	6/17 at 100.00	BBB	1,661,910
5,040	5.750%, 6/01/34	6/17 at 100.00	BBB	4,190,911
2,400	6.000%, 6/01/42	6/17 at 100.00	BBB	1,913,496
5,730	5.875%, 6/01/47	6/17 at 100.00	BBB	4,396,400
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	BBB	6,629,000
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002:
2,165	5.250%, 6/01/19 – AGM Insured	12/12 at 100.00	AAA	2,369,376
2,600	5.250%, 6/01/21 – AGM Insured	12/12 at 100.00	AAA	2,800,096
2,000	5.000%, 12/01/22 – AGM Insured	12/12 at 100.00	AAA	2,089,500
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AAA	9,494,300
	4.250%, 12/01/32 – AGM Insured (UB)
52,065	Total Ohio			45,820,091
	Oklahoma – 3.5% (2.2% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,735,602
	Center, Series 2008B, 5.250%, 8/15/38
6,040	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	5,519,654
	5.000%, 2/15/42
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	1,765,800
	1/01/47 – FGIC Insured
17,510	Pottawatomie County Home Finance Authority, Oklahoma, Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	18,128,453
	Series 1991A, 8.625%, 7/01/10 (ETM)
27,225	Total Oklahoma			27,149,509
	Oregon – 0.4% (0.3% of Total Investments)
3,000	Deschutes County School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Series	6/11 at 100.00	Aa2 (4)	3,204,870
	2001A, 5.500%, 6/15/18 (Pre-refunded 6/15/11) – AGM Insured
210	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series	1/14 at 100.00	Aa2	216,199
	2004H, 5.125%, 1/01/29 (Alternative Minimum Tax)
3,210	Total Oregon			3,421,069
	Pennsylvania – 4.1% (2.7% of Total Investments)
2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh	No Opt. Call	Aa3	2,043,640
	Medical Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
220	Allentown, Pennsylvania, General Obligation Bonds, Series 2003, 5.500%, 10/01/19 – FGIC Insured	10/13 at 100.00	Baa1	239,125
1,450	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	1,450,174
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,393,395
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	2,669,680
	AMBAC Insured
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AAA	3,641,800
	6/01/33 – AGM Insured
7,800	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AAA	7,837,284
	5.000%, 8/01/32 – AGM Insured
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B:
6,000	5.625%, 8/01/19 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	Aa3 (4)	6,712,740
5,500	5.625%, 8/01/20 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	Aa3 (4)	6,153,345
32,070	Total Pennsylvania			32,141,183
	Puerto Rico – 6.5% (4.2% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	2,532,800
	6.000%, 7/01/44
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	496,500
	0.000%, 7/01/42 – FGIC Insured
5,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	8/12 at 100.00	AAA	5,012,200
1,500	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB–	1,486,215
	Bonds, Series 2002D, 5.125%, 7/01/20
8,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	5,828,560
	2009A, 0.000%, 8/01/32
13,125	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	7,502,906
	2010A, 0.000%, 8/01/33 (WI/DD, Settling 2/09/10)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	4,972,000
55,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	3,199,900
15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bond,	8/17 at 100.00	AA–	14,790,750
	5.250%, 8/01/57 (UB)
1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29	No Opt. Call	AAA	1,512,435
3,465	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	3,342,096
	Series 2002, 5.375%, 5/15/33
160,090	Total Puerto Rico			50,676,362
	Rhode Island – 0.5% (0.3% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
2,230	6.125%, 6/01/32	6/12 at 100.00	BBB	2,130,163
1,865	6.250%, 6/01/42	6/12 at 100.00	BBB	1,775,629
4,095	Total Rhode Island			3,905,792
	South Carolina – 8.4% (5.4% of Total Investments)
24,725	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	Aaa	28,182,543
	2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)
	Horry County School District, South Carolina, General Obligation Bonds, Series 2001A:
5,840	5.000%, 3/01/20	3/12 at 100.00	Aa1	6,234,375
5,140	5.000%, 3/01/21	3/12 at 100.00	Aa1	5,487,104
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
5,240	5.250%, 8/15/20 – NPFG Insured	8/14 at 100.00	A	5,498,070
3,000	5.250%, 2/15/24 – NPFG Insured	8/14 at 100.00	A	3,121,470
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	2,283,724
	0.000%, 1/01/31 – AMBAC Insured
13,615	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue Bonds, Series 2001B,	10/11 at 100.00	N/R (4)	14,641,979
	5.125%, 10/01/21 (Pre-refunded 10/01/11) – AMBAC Insured
65,160	Total South Carolina			65,449,265
	Tennessee – 0.4% (0.3% of Total Investments)
3,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	3,188,490
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22
	Texas – 15.0% (9.7% of Total Investments)
535	Alamo Community College District, Bexar County, Texas, Combined Fee Revenue Refunding Bonds,	11/11 at 100.00	AAA	577,998
	Series 2001, 5.375%, 11/01/16 – AGM Insured
465	Alamo Community College District, Bexar County, Texas, Combined Fee Revenue Refunding Bonds,	11/11 at 100.00	Aa3 (4)	504,014
	Series 2001, 5.375%, 11/01/16 (Pre-refunded 11/01/11) – AGM Insured
11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	10,591,968
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
5,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	A	4,734,895
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
5,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	A+	5,110,100
	Series 2001A, 5.625%, 11/01/21 – FGIC Insured (Alternative Minimum Tax)
2,700	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	A	2,521,692
	5.250%, 11/15/30 – NPFG Insured
14,975	Harris County-Houston Sports Authority, Texas, Third Lien Revenue Bonds, Series 2004-A3.,	11/24 at 55.69	A	2,567,614
	0.000%, 11/15/34 – NPFG Insured
4,865	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	1,844,759
	Project, Series 2001B, 0.000%, 9/01/27 – AMBAC Insured
22,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2000B,	12/10 at 100.00	AA (4)	23,379,974
	5.250%, 12/01/30 (Pre-refunded 12/01/10) – FGIC Insured
4,735	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	7/10 at 100.00	AAA	4,743,286
	AGM Insured (Alternative Minimum Tax)
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 33.33	AAA	1,589,700
	Bonds, Series 2006, 0.000%, 8/15/34
17,655	Matagorda County Navigation District 1, Texas, Revenue Refunding Bonds, Houston Industries	5/10 at 101.00	A	16,935,206
	Inc., Series 1998B, 5.150%, 11/01/29 – NPFG Insured
7,650	Port of Corpus Christi Authority, Nueces County, Texas, Revenue Refunding Bonds, Union Pacific	5/10 at 100.00	BBB	7,652,984
	Corporation, Series 1992, 5.350%, 11/01/10
2,000	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	BBB	2,044,460
	2002A, 5.750%, 10/01/21 – RAAI Insured
11,300	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%,	No Opt. Call	AAA	12,533,847
	2/01/17 (ETM)
3,750	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	3,927,413
	Refunding Bonds, Series 2001, 5.125%, 2/01/23 (Pre-refunded 2/01/11)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	4,086,600
	Tarrant County Health Resources, Series 2008, Trust 1197, 9.305%, 11/15/47 (IF)
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/38	8/15 at 30.30	AAA	1,991,628
9,110	0.000%, 8/15/39	8/15 at 28.63	AAA	1,880,213
6,610	0.000%, 8/15/42	8/15 at 24.42	AAA	1,145,116
7,110	0.000%, 8/15/43	8/15 at 23.12	AAA	1,158,788
5,000	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds,	8/11 at 100.00	AA– (4)	5,333,750
	Series 2001, 5.000%, 8/01/22 (Pre-refunded 8/01/11) – AMBAC Insured
162,200	Total Texas			116,856,005
	Utah – 1.7% (1.1% of Total Investments)
5,800	Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds, Laidlaw/ECDC Project,	No Opt. Call	BBB	5,801,334
	Guaranteed by Allied Waste Industries, Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)
7,155	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	4/13 at 100.00	AAA	7,567,772
	5.000%, 4/01/25 – AGM Insured (UB)
12,955	Total Utah			13,369,106
	Virginia – 3.2% (2.1% of Total Investments)
11,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds,	10/26 at 100.00	AAA	7,744,000
	Series 2009C., 0.000%, 10/01/41 – AGC Insured
4,000	Norfolk Airport Authority, Virginia, Airport Revenue Refunding Bonds, Series 2001B, 5.125%,	7/11 at 100.00	A	3,807,560
	7/01/31 – FGIC Insured (Alternative Minimum Tax)
11,040	Suffolk Redevelopment and Housing Authority, Virginia, FNMA Multifamily Housing Revenue	No Opt. Call	Aaa	11,562,854
	Refunding Bonds, Windsor at Potomac Vista L.P. Project, Series 2001, 4.850%, 7/01/31
	(Mandatory put 7/01/11)
665	Virginia Housing Development Authority, Rental Housing Bonds, Series 1999F, 5.000%, 5/01/15	5/10 at 100.50	AA+	671,883
	(Alternative Minimum Tax)
	Virginia Resources Authority, Water System Revenue Refunding Bonds, Series 2002:
500	5.000%, 4/01/18	4/12 at 102.00	AA	544,590
500	5.000%, 4/01/19	4/12 at 102.00	AA	540,780
27,705	Total Virginia			24,871,667
	Washington – 10.5% (6.8% of Total Investments)
6,750	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	7,302,623
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 – AGM Insured
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	2,756,825
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – NPFG Insured
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,939,675
	Services Project, Series 2009, 5.500%, 6/01/39
6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 – NPFG	8/10 at 100.00	AA–	6,972,101
	Insured (Alternative Minimum Tax) (UB)
13,400	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2000, 5.400%, 12/01/25	12/10 at 100.00	Aa2	13,835,902
5,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	4,852,850
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB)
7,325	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	7,576,541
	Series 2002, 6.500%, 6/01/26
18,145	Washington, General Obligation Bonds, Series 2001-02A, 5.000%, 7/01/23 – AGM Insured	7/11 at 100.00	AAA	19,008,883
	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C:
7,000	5.000%, 1/01/21 – AGM Insured	1/12 at 100.00	AAA	7,439,040
7,960	5.000%, 1/01/22 – AGM Insured	1/12 at 100.00	AAA	8,188,134
78,780	Total Washington			81,872,574
	Wisconsin – 2.1% (1.4% of Total Investments)
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
130	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	140,547
3,380	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,804,596
7,545	La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds, Dairyland Power Cooperative,	12/10 at 100.00	A3	7,830,352
	Series 1997A, 5.450%, 9/01/14 – AMBAC Insured
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	2,934,810
	Series 2004, 5.750%, 5/01/29
2,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,829,310
	Services Inc., Series 2003A, 5.125%, 8/15/33
16,155	Total Wisconsin			16,539,615
	Wyoming – 0.9% (0.5% of Total Investments)
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A+	2,147,313
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
4,000	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A,	1/18 at 100.00	A2	4,104,840
	5.375%, 1/01/42
6,035	Total Wyoming			6,252,153
$ 1,577,665	Total Investments (cost $1,181,741,975) – 155.4%			1,210,704,941
	Floating Rate Obligations – (8.5)%			(66,620,000)
	Other Assets Less Liabilities – 2.7%			22,012,920
	Preferred Shares, at Liquidation Value – (49.6)% (5)			(386,875,000)
	Net Assets Applicable to Common Shares – 100%			$ 779,222,861

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$1,210,704,941	$ —	$1,210,704,941

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $1,123,862,169.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 65,206,650
Depreciation	(44,978,760)
Net unrealized appreciation (depreciation) of investments	$ 20,227,890

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.0%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 1, 2010